SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

20.  SHARE-BASED COMPENSATION

(a)	Option granted to employees

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 39,272,595 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All share options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years.

In order to further promote the success and enhance the value, the Company adopted a share incentive plan in 2014 (the “2014 Plan”). Under the 2014 Plan, the Company may issue an aggregate of no more than 20,461,380 shares (“Maximum Number”) and such Maximum Number should be automatically increased by a number that is equal to 15% of the number of new shares issued by the Company from time to time. The maximum aggregate number of ordinary shares to be issued under 2014 Plan was subsequently amended to 39,606,817, as approved by the Board of Directors and shareholders of the Company on October 30, 2015. All share options, restricted shares and restricted share units to be granted under the 2014 Plan have a contractual term of ten years and generally vest over 3 to 4 years.

In order to continuously attract and retain talents, the Company adopted a share incentive plan in 2020 (the “2020 Plan”). Under the 2020 Plan, the Company is authorized to issue an aggregate of 46,560,708 Class A ordinary shares of the Company (equal to the sum of (i) 5% of the Company’s share capital as of the date hereof, calculated on an as-converted basis by taking into consideration all the convertible promissory notes issued and to be issued by the Company, and (ii) 7,562,532 Class A ordinary shares reserved under the “2010 Plan” and “2014 Plan” for future grants) will be reserved for future issuance.

After adoption of the 2020 Plan, the Company ceased to grant any new awards under the 2010 Plan and 2014 Plan while the outstanding awards granted thereunder will remain effective and can be amended by the Company from time to time pursuant to the applicable terms thereto. The 2020 Plan was approved by the Board of Directors and shareholder of the Company on May 13, 2020.

20.  SHARE-BASED COMPENSATION (CONTINUED)

(a)	Option granted to employees (continued)

The following table summarized the Company’s employee share option activity under the 2010 Plan:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2025	359,202	0.17	1.96	222
Exercised	(150,030)	0.15	—	—
Forfeited	(12,750)	0.85	—	—
Outstanding, December 31, 2025	196,422	0.15	1.00	247
Vested as of December 31, 2025	196,422	0.15	1.00	247
Exercisable as of December 31, 2025	196,422	0.15	1.00	247

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares.

In 2024, the Company extended the contractual term of the outstanding options by two years. The incremental compensation cost resulting from the modification was not material for the year ended December 31, 2024.

The total fair value of share options exercised during the years ended December 31, 2023, 2024 and 2025 was nil, nil and US$309, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2023, 2024 and 2025 was nil, nil and US$189, respectively.

(b)Shares granted to management and employees

The Company granted 20,550, 7,734,635 and 361,611 RSUs, each representing six Class A ordinary shares, in 2023, 2024 and 2025, respectively, with performance conditions whereby a predetermined number will vest upon the annual performance review in accordance with predetermined performance targets for the grantees over a one or four-year period. To the extent that the Company considered the performance targets were probable of achievement, the Company recognized related compensation expenses using the accelerated recognition method to reflect the graded vesting attribution.

The Company granted 46,737 RSUs, each representing six Class A ordinary shares, in 2025, with market conditions whereby a predetermined number will vest upon with the achievement of predetermined share price targets for the Company. The probability to achieve market condition is reflected in the grant date fair value of the award and thus compensation cost is recognized when the requisite service is rendered using the accelerated method.

The fair value of the RSUs with market condition granted is estimated on the date of grant using the Monte Carlo simulation model with the following assumptions used.

Grant date:	November 2025
Risk-free interest rate(1)	3.56%
Volatility(2)	86.1%
Expected dividend yield(3)	—
Share price at grant date	US$1.37
Expected term	1~3 years
(1)	Risk-free interest rate: The risk-free interest rate is based on the United States Treasury Constant Maturity rate with a term equal to the expected term.
(2)	Volatility: Expected volatility is estimated based on the historical volatility of the Company’s share price over a lookback period equal to the expected term.
(3)	Dividend yield: The dividend yield is estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

20.  SHARE-BASED COMPENSATION (CONTINUED)

(b)Shares granted to management and employees (continued)

The Company granted 51,390 RSUs, each representing six Class A ordinary shares, in 2025 with service condition over a two to four-year service period.

In January 2025, the Board of Directors approved to convert the accrued cash bonus to certain employees for certain RSUs at the price of US$5.25 per ADS. The RSUs were vested over three to nine months. The share-based compensation expenses relating to bonus conversion was RMB35,385 during the years ended December 31, 2025.

The following table summarized the Company’s RSUs activity under the 2014 and 2020 Plans:

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2025	4,912,467	4.99	2.3	23,285
Granted	1,455,913	5.99	—	—
Vested	(1,644,216)	5.47	—	—
Forfeited	(421,612)	3.73	—	—
Unvested, December 31, 2025	4,302,552	5.08	6.6	36,400

Share-based compensation expenses for RSUs are measured based on the closing fair market value of the Company’s ordinary shares on the date of grant. The aggregate fair value of the unvested RSUs as of December 31, 2025 was RMB254,549. The weighted average grant date fair value of RSUs granted during the years ended December 31, 2023, 2024 and 2025 was US$2.96, US$2.00 and US$5.99, respectively. The total fair value of RSUs vested during the years ended December 31, 2023, 2024 and 2025 was US$2,557, US$19,833 and US$9,770, respectively.

As of December 31, 2025, there was RMB41,315 of unrecognized share-based compensation expenses related to RSUs which is expected to be recognized over a weighted average vesting period of 1.3 years. Total unrecognized share-based compensation expenses may be adjusted for future changes when actual forfeitures incurred.

Total share-based compensation expenses, except for above bonus conversion, relating to share options and RSUs granted to employees recognized for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	—	4,886	1,196
Sales and marketing expenses	3,141	20,048	1,677
General and administrative expenses	28,883	118,374	21,956
Research and development expenses	3,272	5,249	949
	35,296	148,557	25,778